PROPERTY, PLANT AND EQUIPMENT - Depreciation Expense (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation expense and impairment losses	€ (267)	€ (259)	€ (256)
Cost of sales
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation expense and impairment losses	(245)	(240)	(237)
Selling and administrative expenses
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation expense and impairment losses	(17)	(14)	(13)
Research and development expenses
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation expense and impairment losses	€ (5)	€ (5)	€ (6)